Consolidated Statement of Operations and Comprehensive Loss - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues, net		$ 49,447
Cost of Goods Sold		11,660
Gross Profit		37,787
Operating expenses:
Selling, general and administrative	309,016	1,267,651	2,948,245
Depreciation and amortization	54	550	1,378
Foreign currency transaction losses (gains)	(1,506)	0	(28,146)
Total operating expenses	307,564	1,268,201	2,921,477
Loss from operations	(307,564)	(1,230,414)	(2,921,477)
Other income:
Interest income		94	152
Total other income		94	152
Loss before provision for income taxes	(307,564)	(1,230,320)	(2,921,325)
Provision for income taxes
Net loss	(307,564)	(1,230,320)	(2,921,325)
Other comprehensive loss, net of provision for income taxes:
Foreign currency translation gain (loss)	(27,403)	9,962	(35,998)
Comprehensive loss	$ (334,967)	$ (1,220,358)	$ (2,957,323)
Net Loss per Common Share
Basic and diluted	$ (0.11)	$ (0.21)	$ (0.0060)
Weighted Average Number of Common Shares Outstanding
Basic and diluted	2,908,425	5,822,335	4,917,792